Document And Entity Information	Aug. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2025
Entity Registrant Name	Repare Therapeutics Inc.
Entity Central Index Key	0001808158
Entity Emerging Growth Company	false
Entity File Number	001-39335
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7171 Frederick-Banting, Building 2
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	St-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4S 1Z9
City Area Code	857
Local Phone Number	412-7018
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ